EQUITY - Reconciliation of parent company and consolidated net income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Percentage of interest sold	49.99%
Company net income	R$ 6,239,364	R$ 4,770,527	R$ 5,001,014
Participation of non-controlling shareholders	(10,007)
Consolidated net income	6,229,357	R$ 4,770,527	R$ 5,001,014
CloudCo Brasil
Disclosure of subsidiaries [line items]
Company net income	(9,260)
Participation of non-controlling shareholders	(9,256)
Consolidated net income	(18,516)
IoTco Brasil
Disclosure of subsidiaries [line items]
Company net income	(752)
Participation of non-controlling shareholders	(751)
Consolidated net income	R$ (1,503)